NET INCOME (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2013
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

9.     NET INCOME (LOSS) PER SHARE

        The Company calculates its basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. Under the two-class method, in periods when the Company has net income, net income attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock non-cumulative dividends, between common stock and convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. The Company's basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, convertible preferred stock, options to purchase common stock and preferred stock warrants are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.

        Basic loss per share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding during the period, less shares subject to repurchase, and excludes any dilutive effects of employee stock-based awards and warrants. Diluted net income per common share is computed giving effect to all potential dilutive common shares, including common stock issuable upon exercise of stock options, and unvested restricted common stock. As the Company had net losses for the years ended December 31, 2011 and 2012, and for the nine months ended September 30, 2012 and 2013, all potential common shares were determined to be anti-dilutive.

        The following table sets forth the computation of net loss per common share (in thousands, except per share amounts):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Net loss	$(4,325)	$(10,343)	$(4,472)	$(18,771)
Weighted-average shares used to compute basic and diluted net loss per share	7,600	8,024	7,971	9,346

Basic and diluted net loss per share	$(0.57)	$(1.29)	$(0.56)	$(2.01)

        The following securities were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the periods presented (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Convertible preferred stock	16,546	19,479	19,479	—
Employee stock options	2,797	5,830	3,261	7,405
Shares subject to repurchase	—	—	436	380
Restricted stock units (RSUs)	—	—	—	51
Convertible preferred stock warrants	267	267	267	—

	19,610	25,576	23,443	7,836